Others (Tables)	12 Months Ended
Dec. 31, 2024
Others
Schedule of gearing ratios	As of December 31, 2023 and 2024, the Group’s gearing ratios are as follows:

	December 31, 2023	December 31, 2024
Total liabilities	$30,957	$34,158
Total equity	$139,406	$147,015
Gearing ratio	0.22	0.23

Schedule of financial instruments by category	Financial instruments by category

	December 31, 2023	December 31, 2024
Financial assets
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	$—	$2,746
Financial assets at amortized cost
Cash and cash equivalents	$123,871	$127,121
Current financial assets at amortized cost	30,300	36,000
Accounts receivable	6,992	7,902
Other receivables	343	352
Guarantee deposits paid	140	146
	$161,646	$171,521

	December 31, 2023	December 31, 2024
Financial liabilities
Financial liabilities at fair value through profit or loss
Warrant liabilities	$1,566	$1,793
Financial liabilities at amortized cost
Other payables (including related parties)	$10,381	$11,702
Guarantee deposits received	25	—
	$10,406	$11,702
Lease liabilities	$868	$510

Schedule of significant financial assets and liabilities denominated in foreign currencies	ensitivity analysis for significant financial assets and liabilities denominated in foreign currencies illustrate as follows:

	December 31, 2023
					Sensitivity analysis
	Foreign currency amount (in thousands)	Exchange rate	Functional currency	Book value (USD)	Degree of variation	Effect on profit or loss
Financial assets
Monetary items
NTD:USD	$79,097	0.0326	$2,579	$2,579	1%	$26
EUR:USD	664	1.1064	735	735	1%	7
JPY:USD	317,217	0.0071	2,252	2,252	1%	23
Financial liabilities
Monetary items
EUR:USD	138	1.1064	153	153	1%	2
USD:JPY	168	141.39	23,754	168	1%	2

	December 31, 2024
					Sensitivity analysis
	Foreign currency amount (in thousands)	Exchange rate	Functional currency	Book value (USD)	Degree of variation	Effect on profit or loss
Financial assets
Monetary items
NTD:USD	$103,569	0.0305	$3,159	$3,159	1%	$32
EUR:USD	298	1.0411	310	310	1%	3
JPY:USD	201,668	0.0064	1,291	1,291	1%	13
USD:CNY	320	7.3225	2,343	320	1%	3
Financial liabilities
Monetary items
EUR:USD	197	1.0411	205	205	1%	2
USD:JPY	100	156.22	15,622	100	1%	1

Schedule of ageing analysis of accounts receivable	The ageing analysis of accounts receivable is as follows:

	December 31, 2023	December 31, 2024
Not past due	$5,791	$7,535
Up to 30 days	594	261
31 to 90 days	340	213
91 to 180 days	196	65
Over 181 days	71	94
Less: Allowance for expected credit losses	—	(266)
	$6,992	$7,902
As of December 31, 2023 and 2024, the provision matrix is as follows:

December 31, 2023	Not past due	Up to 30 days past due	31~90 days past due	91~180 days past due	Over 181 days past due	Total
rate	—%	—%	—%	—%	—%
Total book value	$5,791	$594	$340	$196	$71	$6,992
Loss allowance	—	—	—	—	—	—

December 31, 2024	Not past due	Up to 30 days past due	31~60 days past due	61~90 days past due	Over 181 days past due	Total
rate	0.11%~0.32%	6.48%~30.86%	8.36%~42.53%	22.69%~97.44%	100%
Total book value	$7,535	$261	$213	$65	$94	$8,168
Loss allowance	12	49	76	35	94	266

Schedule of current financial assets

	December 31, 2023	December 31, 2024
Current items:
Financial assets mandatorily measured at fair value through profit and loss
Money market funds	$—	$2,746

	December 31, 2023	December 31, 2024
Time deposits with maturities over three months	$30,300	$36,000
Movements in relation to the Group applying the modified approach to provide loss allowance for accounts receivable is as follows:

	2023	2024
	Accounts receivable	Accounts receivable
At January 1	$—	$—
Provision for impairment	—	1,373
Write-offs	—	(1,107)
At December 31	$—	$266

Schedule of contractual undiscounted cash flows of non-derivative financial liabilities	The amounts disclosed in the table are the contractual undiscounted cash flows.

Non-derivative financial liabilities: December 31, 2023	Less than 1 year	Between 1-5 years	Over 5 years
Financial liabilities at fair value through profit or loss	$—	$1,566	$—
Other payables (including related parties)	10,381	—	—
Lease liabilities (Note)	496	392	—
Guarantee deposits received	—	25	—

Non-derivative financial liabilities: December 31, 2024	Less than 1 year	Between 1-5 years	Over 5 years
Financial liabilities at fair value through profit or loss	$—	$1,793	$—
Other payables (including related parties)	11,702	—	—
Lease liabilities (Note)	409	109	—
Note: The amount included the interest of estimated future payments.

Schedule of natures of the liabilities	The related information of natures of the liabilities is as follows:

December 31, 2023	Level 1	Level 2	Level 3	Total
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Warrant liabilities	$954	$612	$—	$1,566

December 31, 2024	Level 1	Level 2	Level 3	Total
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
Money market funds	$2,746	$—	$—	$2,746
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Warrant liabilities	$1,793	$—	$—	$1,793